Intangible Assets - Intangible Assets And Good Will, Net Of Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 180,892	$ 197,474
Goodwill	308,033	308,033
Total Intangible Assets	488,925	505,507	$ 513,803
Routes [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	29,707	31,911
Total Intangible Assets	29,707	31,911	34,299
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,938	3,938
Total Intangible Assets	3,938	3,938	3,959
Software and webpages [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	147,247	158,690
Total Intangible Assets	$ 147,247	158,690	84,470
Other intangible rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		2,935
Total Intangible Assets		$ 2,935	$ 83,042